CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Operating activities:
Net loss	$ (51,609,472)		$ (133,593,621)		$ (94,292,695)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	22,663,879		19,872,497		20,600,715
Bad debt provision	500,329		47,400,809		12,267,390
Share-based compensation			217		(108,222)
Loss from disposal of property, plant and equipment	156,593		10,152		1,211,206
Goodwill impairment loss					14,806,586
Inventory write-down	1,663,051		6,925,478		7,765,270
Loss on changes in fair value of derivatives			369,309		5,173,903
Gain on repurchase of convertible senior notes			(10,348,750)		(7,440,000)
Amortization of convertible senior notes issuance cost and Share Lending Agreement	15,934		964,749		1,630,061
Gain on disposal of subsidiaries	(2,196,198)	[1]		[1]		[1]
Others	112,339		152,554		(223,638)
Changes in operating assets and liabilities:
Accounts receivable and notes receivable	(6,891,374)		27,649,693		(99,447,828)
Amounts due from related parties	(16,980,025)		(36,750,808)		12,321,646
Advance to suppliers	(1,873,321)		48,681		3,084,559
Inventories	37,534,916		(46,803,682)		20,491,706
Project assets	(5,393,761)		4,442,922		(9,203,936)
Prepaid expenses and other current assets and VAT tax receivable	7,046,015		20,023,346		(28,866,090)
Other long-term assets	(2,798,282)		2,899,490		(4,841,421)
Deferred tax assets	(2,735,317)		15,955,998		(17,460,955)
Accounts payable and notes payable	(27,101,093)		49,643,649		17,775,265
Amount due to related parties	(58,784,951)		12,972,949		47,037,344
Accrued expenses and other liabilities and advance from suppliers	495,461		5,434,253		6,191,965
Income tax payable	3,030,065		2,942,606		(8,766,593)
Prepaid land use rights			(5,825,188)		(12,618,645)
Net cash used in operating activities	(103,145,212)		(15,612,697)		(112,912,407)
Investing activities:
Purchases of property, plant and equipment	(40,901,214)		(44,288,415)		(60,676,805)
Subsidy received from local government to purchase plant and equipment	6,418,016		3,018,154
Proceeds from disposal of property, plant and equipment					26,933
Proceeds from disposal of subsidiaries	4,264,462
Change in restricted cash	32,415,250		(142,176,204)		553,448
Net cash provided by (used in) investing activities	2,196,514		(183,446,465)		(60,096,424)
Financing activities:
Capital injection from noncontrolling interest	318,984
Repurchase of convertible senior notes	(1,500,000)		(15,651,250)		(9,060,000)
Proceeds from short-term bank borrowings	614,276,765		653,773,767		587,785,523
Proceeds from long-term bank borrowings	62,370,160		46,137,937		204,792,588
Repayment of bank borrowings	(706,361,235)		(513,096,521)		(522,582,754)
Net cash provided by (used in) financing activities	(30,895,326)		171,163,933		260,935,357
Effect of exchange rate changes on cash and cash equivalents	2,827,184		1,728,782		15,084,268
Net increase (decrease) in cash and cash equivalents	(129,016,840)		(26,166,447)		103,010,794
Cash and cash equivalents at the beginning of the year	183,312,417		209,478,864		106,468,070
Cash and cash equivalents at the end of the year	54,295,577		183,312,417		209,478,864
Supplemental disclosure of cash flow information:
Interest paid, net of interest capitalized	27,501,427		27,671,213		23,157,984
Income taxes paid	832,879		1,014		12,455,586
Supplemental disclosure of non-cash investing activities:
Restricted cash collateral received in connection with share-lending arrangement	(2,097,340)		443,100		(16,867,340)
Purchase of property, plant and equipment included in accounts payable	$ 19,159,892		$ 21,972,470		$ 8,699,797

[1]	The gain on disposal of subsidiaries for the year ended December 31, 2013 arose from disposal of the Company's wholly owned subsidiaries, Jinchang New Sunshine Solar Power Co., Ltd ("Jinchang New Sunshine") and Hami Huiteng Solar Power Co., Ltd ("Hami Huiteng"). Jinchang New Sunshine and Hami Huiteng were mainly engaged in photovoltaic project's engineering and sales, and were on their pre-operating stage. During the current year, the Company entered into sale agreements with Changzhou Guangyu New Energy Co., Ltd. and Changzhou Dinghui New Energy Co., Ltd. to dispose of its 100% equity interest in Jinchang New Sunshine and Hami Huiteng, respectively. The disposals were completed on December 10, 2013. The amount of the consideration for disposal of Jinchang New Sunshine was $1.9 million, of which $1.6 million has been collected. The carrying amount of net assets on the date of disposal was $0.4 million. The Company recorded a disposal gain of US$1.5 million in Other (expense) income, net. The amount of the consideration for disposal of Hami Huiteng was $4.3 million, of which $2.7 million has been collected. The carrying amount of net assets on the date of disposal was $3.6 million. The Company recorded a disposal gain of US$0.7 million in Other (expense) income, net. The disposals did not constitute discontinued operations as the Company will continuously be the sole material provider of Jinchang New Sunshine and Hami Huiteng, for the construction of the photovoltaic projects, and therefore, significant cash inflows are expected to be received by the Company as a result of such continuation of activities with Jinchang New Sunshine and Hami Huiteng after the disposal transaction.